Commitments and Contingencies - Future Minimum Royalty Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies
2023	$ 74,000
2024	775,000
2025	25,000
2026	50,000
Total	$ 924,000